NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2023 USD ($) Segments
Accounting Policies [Abstract]
Advances to suppliers	$ 621,346		$ 798,851	$ 170,922
Inventories	$ 28,605		$ 2,422
Income tax examination description	greater than 50% likelihood		greater than 50% likelihood
Foreign currency translation adjustments	$ 320	$ 3,017	$ 2,202	$ 13,544
Number of reportable business segment | Segments			1	1